John Hancock Fundamental All Cap Core ETF Average Annual Total Returns		12 Months Ended	14 Months Ended	60 Months Ended	86 Months Ended	111 Months Ended
	Apr. 30, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Russell 3000 Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		23.81%	35.50%	13.86%	13.44%	14.20%
N/A
Prospectus [Line Items]
Average Annual Return, Percent		23.71%	38.64%
Performance Inception Date	Nov. 01, 2023
N/A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		23.52%	38.40%
N/A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		14.17%	30.72%